SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS

On July 7, 2021, the Company issued a promissory note with an entity managed by Ronald J. LoRicco, Sr., a member of our Board of Directors, in exchange for $50,000 bearing an interest rate of 10% per annum. The maturity date for the promissory note is July 23, 2021. The note payable remains outstanding as of this filing.

On July 7, 2021, the Company issued a promissory note with Michael V. Barbera, our Chairman of the Board, in exchange for $50,000 bearing an interest rate of 10% per annum. The maturity date for the promissory note is July 23, 2021. The note payable remains outstanding as of this filing.

On July 9, 2021, 600,000 shares of common stock were issued per the two consulting agreements entered on July 9, 2020, and October 16, 2020, for fundraising services.

On July 15, 2021, the Company issued a promissory note with David Anderson, our Chief Operating Officer, in exchange for $20,000 bearing an interest rate of 10% per annum. The maturity date for the promissory note is July 23, 2021. The note payable was paid in full on August 18, 2021.

On July 26, 2021, the Company issued a promissory note with David Anderson, our Chief Operating Officer, in exchange for $30,500 bearing an interest rate of 10% per annum. The maturity date of the promissory note is August 2, 2021. The note payable was paid in full on August 18, 2021.

On July 27, 2021, the Company issued a promissory note with Simon Kay, our Interim Acting Chief Executive Officer and Principal Financial Officer, in exchange for $10,000 bearing an interest rate of 10% per annum. The maturity date of the promissory note is August 3, 2021. The note payable was paid in full on August 18, 2021.

On August 17, 2021, the Company conducted the closing (the “Closing”) of a private placement offering to accredited investors (the “Offering”) of the Company’s units (the “Units”) at a price of $0.275 per Unit, with each Unit consisting of: (i) one (1) share of the Company’s common stock, (ii) a five-year, immediately exercisable warrant (“Warrant A”) to purchase one (1) share of common stock at an exercise price of $0.33 per share (“Exercise Price”) and (iii) an additional five-year, immediately exercisable warrant to purchase one (1) share of common stock at the Exercise Price (“Warrant B”). The Warrant A and Warrant B are identical, except that the Warrant B has a call feature in favor of the Company.

In connection with the Closing, the Company entered into definitive securities purchase agreements with 17 accredited investors and issued an aggregate of 19,398,144 shares of common stock, Warrant As to purchase up to an aggregate of 19,398,144 shares of Common Stock, and Warrant Bs to purchase up to an aggregate of 19,398,144 shares of Common Stock (for an aggregate of 38,796,288 Warrant Shares), for aggregate gross proceeds to the Company of approximately $5,334,490. No actual Units were issued in the Offering. Aegis Capital Corp. (“Aegis”) acted as the Company’s placement agent in connection with the Offering, for which Aegis received customary cash fees and expense reimbursements.

The net proceeds of the Offering (approximately $4,770,000) will be used by the Company for expansion of its manufacturing capability, sales and marketing, satisfaction of certain indebtedness and general working capital purposes.

NOTE 13 – SUBSEQUENT EVENTS

On January 4, 2021, the Small Business Administration forgave the promissory note of $123,381 and accrued interest of $825 issued under the Paycheck Protection Program.

On January 11, 2021, 600,000 shares were issued per the two consulting agreements entered on July 9, 2020 and October 16, 2020 for fundraising services. The value of the shares is $174,000 and will be expensed over the renewable three-month term of the agreement.

On January 26, 2021, an accredited investor exercised 1,000,000 warrants for restricted common shares at a strike price of $0.1235 per share in exchange for $123,500.

On January 26, 2021, the Company issued the 200,000 restricted common shares to the accredited investor in exchange for the subscription liability of $40,000 at December 31, 2020.

On February 11, 2021, the Company issued 250,000 unrestricted common shares to an accredited investor in exchange for $50,000.

On February 12, 2021, the Company issued an amended and restated secured convertible promissory note to certain accredited investors in exchange for $1,610,005 bearing an interest rate of 20% per annum and payable in three months. The original principal of $1,000,000 and accrued interest of $110,005 calculated as of the date of amendment and restatement along with an additional advance of $500,000 determined the principal amount of the new note. In consideration of the additional advance and the extension of the maturity date of the original note, the Company issued to the noteholders 15,000,000 five-year common stock warrants with an exercise price of $0.20. The Company shall pay interest on the unconverted and then outstanding principal amount of the note at a rate of 20% per annum at the maturity date of May 12, 2021, unless the note is converted or prepaid prior to maturity. The holder may convert the unpaid principal and accrued and unpaid interest balance of the note into shares of common stock, par value $0.001 per share, at the conversion rate equal to the per share cash price paid for the shares by any third-party investor(s) with total proceeds to the Company of not less than $500,000, however, in no event shall the conversion price ever be less than $0.01 per share. If prior to the maturity date, the Company consummates financing with proceeds of not less than $3,000,000, the noteholders, at their sole discretion, may elect to extend the maturity date by an additional six months such that the maturity date shall then be November 12, 2021. The amended and restated note contains a negative covenant that requires the Company to obtain consent prior to incurring any additional equity or debt investments and is secured by all of the assets of the Company. The Richard A. LoRicco Sr. and Lucille M. LoRicco Irrevocable Insurance Trust DTD 4/28/95, Louis Demaio as Trustee (the “Trust”) is the holder of $1,207,504 of the principal amount of this note. The Trust is maintained by Richard A. LoRicco Sr. and Lucille M. LoRicco, who are the parents of Ronald J. LoRicco Sr., one of the members of our Board. The disinterested members of the Board approved the terms of the note. Ronald J. LoRicco Sr. does not have voting or investment control of or power over the Trust but is an anticipated, partial beneficiary of the Trust. On February 12, 2021, 11,250,000 of the 15,000,000 warrants were issued to the noteholders.

On February 25, 2021, the Company entered a promissory note agreement with its bank in exchange for $165,747 bearing an interest rate of 1.0% per annum. The loan was made pursuant to the Paycheck Protection Program under the Second Draw PPP Legislation after receiving confirmation from the U.S. Small Business Administration (“SBA”). The Paycheck Protection Program Flexibility Act requires that the funds be used to maintain the current number of employees as well as cover payroll-related costs, monthly mortgage or rent payments and utilities and not more than 40% can be expended on non-payroll-related costs. The applicable maturity date will be the maturity date as established by the SBA. If the SBA does not establish a maturity date or range of allowable maturity dates, the term will be five years.

On March 29, 2021, an accredited investor purchased 127,128 restricted common shares from the Company in exchange for $23,900. The shares have not been issued as of the date of the report.

In March of 2021, the Company received the first prototype of its customized next generation pultrusion manufacturing system. This “BasaMaxTM” prototype machine was custom designed to meet specific Basanite requirements and will be patented by Basanite:

•	BasaMaxTM is the first pultrusion manufacturing system designed on a clean sheet specifically to manufacture Basalt fiber rebar (not adapted or compromised from machines originally designed for fiberglass or other types of raw materials)
•	BasaMaxTM is designed in two versions, which offer double the capacity of any competing system within the same footprint: a dual line system (2-lines per machine) for bar sizes 6 and up, and a quad line system (4-lines per machine) for bar sizes 2 though 5
•	BasaMaxTM is designed to operate at a speed up to 15% faster than competing equipment
•	BasaMaxTM is built using heavy-duty, industrial quality, Underwriters Laboratory approved components, that can run continuously
•	BasaMaxTM is designed to be highly efficient, with a much lower power draw than competing systems, further reducing our carbon footprint
•	BasaMaxTM system ovens are designed with new technology and can hold temperatures within +/- 5 degrees Celsius, essential for producing repeatable, high quality, composite products
•	BasaMaxTM adds elements not previously available to enhance the finished product, improve product quality, and to reduce waste
•	BasaMaxTM is modular, with interchangeable modular cabinets designed for increased operational efficiency (modular replacement in well under an hour)
•	BasaMaxTM is automated and can be controlled wirelessly via a tablet
•	BasaMaxTM contains aerospace-level data recording capabilities, exceeding all industrial quality assurance requirements for the concrete and/or construction industries
•	BasaMaxTM monitors its own performance and automatically shuts down if any key operating parameter is exceeded, completely preventing waste

Integration and installation of this new equipment also requires changes and upgrades to our facility, which in turn require significant capital. However, a number of factors continue to hinder the Company’s ability to attract new capital investment. Because the Company is currently experiencing a scarcity of working capital on top of the funding needed for the facility upgrades, the Company has temporarily scaled back operations and issued temporary furloughs to certain employees to conserve its cash. No assurances can be given that the Company will be successful in raising future capital.